Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016 [1]
Cash and cash equivalents [abstract]
Cash	€ 51,524	€ 77,236		€ 32,054
Cash equivalent term deposits	120,503	45,534		105,826
Total cash and cash equivalent as reported in statement of financial position	172,027	122,770	[1]	137,880	[1]	€ 256,473
Total net cash and cash equivalents as reported in the statement of cash flow	€ 172,027	€ 122,770	[1]	€ 137,880	[1]	€ 256,473

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.